Inventory - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Inventories recognized as an expense	$ 0.6	$ 0.7	$ 1.1